ORGANIZATION AND BASIS OF PRESENTATION (Schedule of Carrying Amounts of Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Assets, Current [Abstract]
Cash and cash equivalents	$ 195,108	$ 228,276
Restricted cash, current	245,474	223,002
Short-term investments	16,043	55,801
Accounts receivable (net of allowance of US$13,691 and US$12,913 as of December 31, 2017 and 2018, respectively)	60,950	66,884
Funds receivable	5,474	6,264
Commitment deposits (net of allowance of US$206 and nil as of December 31, 2017 and 2018, respectively)	191	5,876
Prepayments and other current assets	27,995	32,704
Total current assets	668,837	748,412
Assets, Noncurrent [Abstract]
Property and equipment, net	728,312	622,145
Land use rights	33,153	35,728
Deferred tax assets, non-current	2,202	7,602
Deposit for non-current assets	902	58,722
Long-term investments	373,233	470,964
Other non-current assets	4,558	2,026
Total non-current assets	1,155,599	1,251,843
Total assets	1,824,436	2,000,255
Liabilities, Current [Abstract]
Short-term loans	297,811	236,985
Deferred revenue	163,346	168,884
Accrued expenses and other liabilities	131,268	158,799
Customer's refundable fees	3,976	7,070
Income tax payable	4,493	4,374
Total current liabilities	600,913	581,812
Liabilities, Noncurrent [Abstract]
Long-term loans	673,762
Other non-current liabilities	153,095	146,053
Total non-current liabilities	628,323	678,168
Total liabilities	1,229,236	1,259,980
PRC Domestic Entities and the PRC Domestic Entities' subsidiaries [Member]
Assets, Current [Abstract]
Cash and cash equivalents	34,004	50,948
Restricted cash, current	214,876	223,002
Short-term investments	5,586	19,838
Accounts receivable (net of allowance of US$13,691 and US$12,913 as of December 31, 2017 and 2018, respectively)	25,910	22,119
Funds receivable	5,124	2,824
Commitment deposits (net of allowance of US$206 and nil as of December 31, 2017 and 2018, respectively)	191	5,876
Prepayments and other current assets	25,384	16,856
Total current assets	311,075	341,463
Assets, Noncurrent [Abstract]
Property and equipment, net	358,432	275,601
Land use rights	32,428	34,951
Deferred tax assets, non-current	2	2
Deposit for non-current assets	95	41,428
Long-term investments	291,808	433,894
Other non-current assets	1,815	204
Total non-current assets	684,580	786,080
Total assets	995,655	1,127,543
Liabilities, Current [Abstract]
Short-term loans	76,267	59,820
Deferred revenue	32,816	27,095
Accrued expenses and other liabilities	36,266	54,516
Customer's refundable fees	3,274	10,986
Income tax payable	1,982	1,325
Intercompany payable to the non PRC Domestic Entities	445,556	431,770
Total current liabilities	596,161	585,512
Liabilities, Noncurrent [Abstract]
Long-term loans	44,891	55,958
Other non-current liabilities	51,144	37,936
Deferred tax liabilities, non-current	10,488	51,227
Total non-current liabilities	106,523	145,121
Total liabilities	702,684	730,633
Net Assets	$ 292,971	$ 396,910